Pension and Other Employee Benefit Plans (Forecasted Benefit Payments Including Effect of Expected Future Service) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2025	¥ 75,229
2026	75,337
2027	74,087
2028	76,580
2029	75,596
2030-2034	¥ 324,753